Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Note 20 – Debt
As at December 31, 2021 and 2020, we had the following liabilities for third party debt agreements:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Secured credit facilities	5,545	5,545

Total debt principal	5,545	5,545
Less: Debt balance held as subject to compromise	(5,545)	—

Carrying value	—	5,545

Certain subsidiaries filed for Chapter 11 bankruptcy protection on February 7, 2021 and February 10, 2021. As a result, the outstanding balance of the senior credit facilities were classified within liabilities subject to compromise (“
LSTC
”) in our Consolidated Balance Sheet at December 31, 2021.
For further information on our bankruptcy proceedings refer to Note 4
—“Chapter 11 Proceedings”.